EARNINGS PER SHARE (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	¥ 697,923,426	¥ 531,623,920
Less: Net (loss)/income attributable to non-controlling interests	(90,588,368)	(2,465,293)
Net income attributable to JinkoSolar's ordinary shareholders	607,335,058	529,158,627
Dilutive effects of call option	(214,320,278)
Dilutive effects of convertible senior notes		4,791,666
Numerator for diluted income per share	¥ 393,014,780	¥ 533,950,293
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	178,150,798	166,612,951
Dilutive effects of call option	(7,500,000)
Dilutive effects of convertible senior notes		8,919,270
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	172,045,324	177,583,926
Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders	¥ 3.41	¥ 3.18
Diluted earnings per share attributable to JinkoSolar's ordinary shareholders	¥ 2.28	¥ 3.01
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effects of share options	1,394,526	2,051,705